Taxation (Details Narrative) - HKD ($) $ in Millions		6 Months Ended
	Apr. 01, 2018	Jun. 30, 2024
Profit tax rates	16.50%	16.50%
Tax rate	8.25%
Income tax assessable profit	$ 2	$ 2
Preferential tax rate		15.00%
Withholding income tax rate on dividends		10.00%
China [Member]
Income tax rate on VIE and subsidiaries		25.00%
Hong Kong [Member]
Withholding income tax rate on dividends		5.00%